Postemployment benefit plans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Assumed increase in health care trend rate
Assumed increase in health care trend rate for the next year to calculate benefit expenses (as a percent)	7.40%
U.S. Pension Benefits
Components of net periodic benefit cost
Service cost	$ 158	$ 210	$ 176
Interest cost	651	652	688
Expected return on plan assets	(798)	(773)	(777)
Curtailments, settlements and special termination benefits		28	133
Amortization of:
Prior service cost / (credit)	20	25	29
Net actuarial loss / (gain)	451	385	248
Total cost included in operating profit	482	527	497
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	2,700	47	(1,037)
Amortization of actuarial (loss) gain	(451)	(385)	(248)
Current year prior service cost (credit)		(24)	(10)
Amortization of prior service (cost) credit	(20)	(25)	(29)
Total recognized in other comprehensive income	2,229	(387)	(1,324)
Total recognized in net periodic cost and other comprehensive income	2,711	140	(827)
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	5.10%	5.40%	6.30%
Expected return on plan assets (as a percent)	8.50%	8.50%	8.50%
Rate of compensation increase (as a percent)	4.50%	4.50%	4.50%
Expected return on plan assets, next fiscal year (as a percent)	8.00%
Funded Status, end of year
Fair value of plan assets, end of year	9,997	10,760	9,029	6,745
Benefit obligations, end of year	14,782	13,024	12,064	11,493
Over (under) funded status recognized in financial position	(4,785)	(2,264)	(3,035)
Components of net amount recognized in financial position:
Accrued wages, salaries and employee benefits (current liability)	(21)	(18)	(17)
Liability for postemployment benefits (non-current liability)	(4,764)	(2,246)	(3,018)
Net amount recognized in financial position	(4,785)	(2,264)	(3,035)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	7,044	4,795	5,132
Prior service cost (credit)	63	83	132
Total	7,107	4,878	5,264
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	496
Prior service cost (credit)	20
Total	516
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	(14,782)	(13,024)	(12,064)
Accumulated benefit obligation	(14,055)	(12,558)	(11,357)
Fair value of plan assets	9,997	10,760	9,029
Pension Plans with Accumulated benefit obligation in excess of plan assets
Projected benefit obligation.	(14,782)	(13,024)	(12,064)
Accumulated benefit obligation.	(14,055)	(12,558)	(11,357)
Fair value of plan assets.	9,997	10,760	9,029
Expected cash flow for pension and other Postretirement benefit plans
Employer's contribution expected for 2012	570
Expected benefit payments for 2012	840
Expected benefit payments for 2013	850
Expected benefit payments for 2014	860
Expected benefit payments for 2015	870
Expected benefit payments for 2016	880
Expected benefit payments from 2017-2021	4,540
Total expected benefit payments	8,840
Additional percentage amount added to long-term passive rate of returns to arrive at the long-term expected rate of return	1.00%	1.00%	1.00%
Non-U.S. Pension Benefits
Components of net periodic benefit cost
Service cost	115	92	86
Interest cost	182	162	146
Expected return on plan assets	(210)	(192)	(181)
Curtailments, settlements and special termination benefits	19	22	36
Amortization of:
Prior service cost / (credit)	3	1	1
Net actuarial loss / (gain)	74	65	35
Total cost included in operating profit	183	150	123
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	526	136	(88)
Amortization of actuarial (loss) gain	(72)	(62)	(32)
Current year prior service cost (credit)	(25)	35	(2)
Amortization of prior service (cost) credit	(3)	(1)	(1)
Total recognized in other comprehensive income	426	108	(123)
Total recognized in net periodic cost and other comprehensive income	609	258
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	4.60%	4.80%	4.70%
Expected return on plan assets (as a percent)	7.10%	7.00%	6.60%
Rate of compensation increase (as a percent)	4.10%	4.20%	3.80%
Expected return on plan assets, next fiscal year (as a percent)	7.10%
Funded Status, end of year
Fair value of plan assets, end of year	2,818	2,880	2,797	2,175
Benefit obligations, end of year	4,299	3,867	3,542	3,219
Over (under) funded status recognized in financial position	(1,481)	(987)	(745)
Components of net amount recognized in financial position:
Other assets (non-current asset)	3	4	22
Accrued wages, salaries and employee benefits (current liability)	(26)	(18)	(18)
Liability for postemployment benefits (non-current liability)	(1,458)	(973)	(749)
Net amount recognized in financial position	(1,481)	(987)	(745)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	1,712	1,273	1,200
Prior service cost (credit)	15	43	8
Total	1,727	1,316	1,208
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	94
Prior service cost (credit)	1
Total	95
Pension plans with projected benefit obligations in excess of plan assets
Projected benefit obligation	(4,293)	(3,846)	(3,350)
Accumulated benefit obligation	(3,738)	(3,485)	(2,933)
Fair value of plan assets	2,809	2,855	2,584
Pension Plans with Accumulated benefit obligation in excess of plan assets
Projected benefit obligation.	(4,112)	(3,452)	(1,594)
Accumulated benefit obligation.	(3,600)	(3,179)	(1,503)
Fair value of plan assets.	2,661	2,514	1,145
Expected cash flow for pension and other Postretirement benefit plans
Employer's contribution expected for 2012	430
Expected benefit payments for 2012	190
Expected benefit payments for 2013	180
Expected benefit payments for 2014	190
Expected benefit payments for 2015	200
Expected benefit payments for 2016	200
Expected benefit payments from 2017-2021	1,000
Total expected benefit payments	1,960
Other Postretirement Benefits
Components of net periodic benefit cost
Service cost	84	68	70
Interest cost	253	245	280
Expected return on plan assets	(70)	(93)	(111)
Curtailments, settlements and special termination benefits			56
Amortization of:
Transition obligation / (asset)	2	2	2
Prior service cost / (credit)	(55)	(55)	(40)
Net actuarial loss / (gain)	108	33	20
Total cost included in operating profit	322	200	277
Other changes in plan assets and benefit obligations recognized in other comprehensive income (pre-tax):
Current year actuarial loss (gain)	408	570	(200)
Amortization of actuarial (loss) gain	(108)	(33)	(20)
Current year prior service cost (credit)	(121)		(537)
Amortization of prior service (cost) credit	55	55	40
Amortization of transition (obligation) asset	(2)	(2)	(2)
Total recognized in other comprehensive income	232	590	(719)
Total recognized in net periodic cost and other comprehensive income	554	790	(442)
Weighted-average assumptions used to determine net cost:
Discount rate (as a percent)	5.00%	5.60%	6.30%
Expected return on plan assets (as a percent)	8.50%	8.50%	8.50%
Rate of compensation increase (as a percent)	4.40%	4.40%	4.40%
Funded Status, end of year
Fair value of plan assets, end of year	814	996	1,063	1,042
Benefit obligations, end of year	5,381	5,184	4,537	5,017
Over (under) funded status recognized in financial position	(4,567)	(4,188)	(3,474)
Components of net amount recognized in financial position:
Accrued wages, salaries and employee benefits (current liability)	(171)	(171)	(113)
Liability for postemployment benefits (non-current liability)	(4,396)	(4,017)	(3,361)
Net amount recognized in financial position	(4,567)	(4,188)	(3,474)
Amounts recognized in Accumulated other comprehensive income (pre-tax) consist of:
Net actuarial loss (gain)	1,495	1,195	659
Prior service cost (credit)	(188)	(122)	(177)
Transition obligation (asset)	5	7	9
Total	1,312	1,080	491
Estimated amounts that will be amortized from Accumulated other comprehensive income (loss) during the next fiscal year
Actuarial loss (gain)	101
Prior service cost (credit)	(68)
Transition obligation (asset)	2
Total	35
Expected cash flow for pension and other Postretirement benefit plans
Employer's contribution expected for 2012	200
Expected benefit payments for 2012	370
Expected benefit payments for 2013	380
Expected benefit payments for 2014	390
Expected benefit payments for 2015	390
Expected benefit payments for 2016	400
Expected benefit payments from 2017-2021	2,040
Total expected benefit payments	3,970
Other postretirement benefits, Medicare Part D subsidy expected
Other postretirement benefits, Medicare Part D subsidy expected in 2012	15
Other postretirement benefits, Medicare Part D subsidy expected in 2013	15
Other postretirement benefits, Medicare Part D subsidy expected in 2014	20
Other postretirement benefits, Medicare Part D subsidy expected in 2015	20
Other postretirement benefits, Medicare Part D subsidy expected in 2016	20
Other postretirement benefits, Medicare Part D subsidy expected from 2017-2021	110
Total expected Medicare D subsidy receipts	$ 200
Assumed increase in health care trend rate
Assumed increase in health care trend rate over the current period to calculate benefit expenses (as a percent)	7.90%
Defined benefit plan ultimate health care cost trend rate in 2019 (as a percent)	5.00%
General inflation rate that forms a part of ultimate health care trend rate (as a percent)	3.00%
Additional healthcare inflation rate that forms a part of ultimate health care trend rate (as a percent)	2.00%